Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Equipment and Software [Line Items]
Property, equipment and software, gross	$ 2,550,211	$ 2,502,491
Less: accumulated depreciation and amortization	(2,217,723)	(2,027,302)
Property, equipment and software, net	332,488	475,189
Office furniture [Member]
Schedule of Property, Equipment and Software [Line Items]
Property, equipment and software, gross	51,011	49,494
Transportation equipment [Member]
Schedule of Property, Equipment and Software [Line Items]
Property, equipment and software, gross	143,407	167,274
Building and improvements [Member]
Schedule of Property, Equipment and Software [Line Items]
Property, equipment and software, gross	613,337	595,094
Software [Member]
Schedule of Property, Equipment and Software [Line Items]
Property, equipment and software, gross	$ 1,742,456	$ 1,690,629